Summary of Gross Unrealized Losses and Fair Value of Fixed Maturities by Length of Time (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	$ 2,136,069
Unrealized losses, continuous unrealized loss position for less than 12 months	(39,649)
Fair Value	2,136,069
Gross Unrealized Losses	(39,649)
Predecessor
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months		80,696
Unrealized losses, continuous unrealized loss position for less than 12 months		(3,852)
Fair value, continuous unrealized loss position for Greater 12 months		1,770
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months		(198)
Fair Value		82,466
Gross Unrealized Losses		(4,050)
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	71,766
Unrealized losses, continuous unrealized loss position for less than 12 months	(590)
Fair Value	71,766
Gross Unrealized Losses	(590)
Obligations of U.S. States and Political Subdivisions
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	37,543
Unrealized losses, continuous unrealized loss position for less than 12 months	(437)
Fair Value	37,543
Gross Unrealized Losses	(437)
All other corporate securities
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	1,683,185
Unrealized losses, continuous unrealized loss position for less than 12 months	(34,126)
Fair Value	1,683,185
Gross Unrealized Losses	(34,126)
All other corporate securities | Predecessor
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months		75,754
Unrealized losses, continuous unrealized loss position for less than 12 months		(3,795)
Fair value, continuous unrealized loss position for Greater 12 months		1,770
Gross Unrealized losses, continuous unrealized loss position for Greater than 12 months		(198)
Fair Value		77,524
Gross Unrealized Losses		(3,993)
Asset-backed securities ("ABS")
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	115,568
Unrealized losses, continuous unrealized loss position for less than 12 months	(2,408)
Fair Value	115,568
Gross Unrealized Losses	(2,408)
Commercial mortgage-backed securities ("CMBS")
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	135,203
Unrealized losses, continuous unrealized loss position for less than 12 months	(1,065)
Fair Value	135,203
Gross Unrealized Losses	(1,065)
Residential mortgage-backed securities ("RMBS")
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months	92,804
Unrealized losses, continuous unrealized loss position for less than 12 months	(1,023)
Fair Value	92,804
Gross Unrealized Losses	(1,023)
United States Government, Government Agencies and Authorities | Predecessor
Schedule of Investments [Line Items]
Fair value, continuous unrealized loss position for less than 12 months		4,942
Unrealized losses, continuous unrealized loss position for less than 12 months		(57)
Fair Value		4,942
Gross Unrealized Losses		$ (57)